INCOME TAXES (Narrative) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Deferred tax assets	$ 431,582	$ 431,582	$ 104,965
Deferred tax liabilities	0	0
Deferred tax assets, goodwill		368,050	12,362
Loss carryforwards		$ 155,000